SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

  Supplement to the Statement of Additional Information dated February 28, 2003

          The following section has been added on page 67 of the Statement of Additional Information:

          NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase shares of any SunAmerica Strategic Investment Series, Inc. portfolio without being subject to a front-end sales load or contingent deferred sales charge, with the redemption proceeds of shares of other mutual funds (other than funds managed by the Adviser or its affiliates) redeemed within 30 days prior to that purchase. With respect to shares purchased using the redemption proceeds of Class A and Class B shares of other mutual funds, investors will receive Class A shares. With respect to shares purchased using the redemption proceeds of Class C and Class II shares of other mutual funds, investors will receive Class II shares. To qualify for this privilege, the investor's financial advisor must be affiliated with a member company of American International Group, Inc. If requested, the advisor's broker-dealer must supply proof of entitlement to this privilege.

Dated: November 6, 2003

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                  SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

                                 LifeStage Funds

  Supplement to the Statement of Additional Information dated February 28, 2003

          The following section has been added on page 37 of the Statement of Additional Information:

          NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase shares of any SunAmerica Strategic Investment Series, Inc. portfolio without being subject to a front-end sales load or contingent deferred sales charge, with the redemption proceeds of shares of other mutual funds (other than funds managed by the Adviser or its affiliates) redeemed within 30 days prior to that purchase. With respect to shares purchased using the redemption proceeds of Class A and Class B shares of other mutual funds, investors will receive Class A shares. With respect to shares purchased using the redemption proceeds of Class C and Class II shares of other mutual funds, investors will receive Class II shares. To qualify for this privilege, the investor's financial advisor must be affiliated with a member company of American International Group, Inc. If requested, the advisor's broker-dealer must supply proof of entitlement to this privilege.

Dated: November 6, 2003